Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024 MXN ($) $ / $ bbl	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2023 bbl $ / $	Dec. 31, 2023 bbl	Dec. 31, 2023 bbl $ / $	Dec. 31, 2022 MXN ($) bbl	Dec. 31, 2022 $ / $ bbl	Dec. 31, 2022 bbl	Dec. 31, 2022 bbl MMBbls	Dec. 31, 2022 $ / $ bbl	Dec. 31, 2021 MXN ($) $ / $ MMBbls
Disclosure of detailed information about property, plant and equipment [line items]
Positive tax effect due to lower income in reserves			$ 13,167,592,000
Reduction in reserves	0.305
Millions of barrels of crude oil MMBPCE | MMBbls										474.96		683.83
Reversal of impairment (impairment), net		$ (154,649,400,000)	(269,468,559,000)				$ (212,541,057,000)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount		$ 51,936,270,000	47,149,878,000									$ 17,568,491,000
Average foreign exchange rate | $ / $		20.2683		16.9220				19.4143
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment, net		$ 24,027,347,000	(2,353,077,000)				(60,438,070,000)
Positive effect from decrease in production		246,736,694,000	73,989,335,000				157,896,123,000
Average foreign exchange rate												20.5835
Positive effect due to increase decrease in discount rate		$ 133,289,611,000	23,731,588,000				52,553,703,000
Pre-tax discount rate		10.86%			9.93%				9.31%			6.89%
Effect of increase (decrease) in volume of crude oil		$ (128,567,201,000)	45,517,214,000
Negative tax effect due to higher income		$ 37,710,685,000
Positive effect due to lower transportation and distribution costs			64,145,752,000
Positive tax effect due to lower income in reserves			$ 4,943,649,000
Negative effect from decrease in production							$ 258,263,054,000
Useful life		25 years
Production forecast | bbl		6,965	7,082	7,082	7,082	7,082	7,078	7,078	7,078	7,078	7,078
Reversal of impairment (impairment), net		$ (376,490,172,000)	$ (260,366,967,000)				$ (258,625,179,000)
Pemex Exploration and Production | Aceite Terciario del Golfo, Lakach, Tamaulipas Constituciones and Tsimin Xux CGU's
Disclosure of detailed information about property, plant and equipment [line items]
Positive effect from decrease in production		24,921,879,000
Pemex Exploration and Production | Cantarell CGU, ATG, Ixtal Manik, Antonio J. Bermudez, Chuc
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in production							160,892,540,000
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment, net		$ (78,049,865,000)	(25,568,713,000)				(25,615,351,000)
Pre-tax discount rate		14.75%			13.68%				14.16%			9.45%
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate		20.2683		16.9220		16.9220		19.4143			19.4143	20.5835
Pre-tax discount rate		14.75%			13.68%				14.16%
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%			14.80%				12.73%
Reversal of impairment (impairment), net		$ 582,923,000	$ (612,906,000)				$ 2,121,045,000
Pemex Logistics | Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%			14.80%				12.73%
Pemex Logistics | Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%			14.80%				12.73%			12.57%